COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details narrative) - USD ($)				1 Months Ended		6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended
	Feb. 01, 2019	Apr. 10, 2018	Apr. 13, 2017	Oct. 31, 2021	Oct. 11, 2021	Mar. 31, 2022	Sep. 30, 2021	May 31, 2020	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Aug. 15, 2021
Leases, net monthly payment	$ 8,697		$ 3,334
Lease description	The lease expires on June 30, 2024		lease expires on May 31, 2022	the Company extended the lease from June 1, 2022 to May 31, 2023 at $2,986 per month.	the Company entered into First Amendment of Lease and added 1,030 square feet for year for $1,000 for $5,000 per month.
Mr. Bosua
Base salary		$ 225,000
Common stock shares received		500,000
Common stock per shares		$ 0.33
Ronald P. Erickson [Member]
Annual salary						$ 75,000	$ 300,000	$ 195,000	$ 215,000		$ 260,000	$ 120,000
Phillip A. Bosua [Member]
Annual salary							$ 350,000			$ 240,000	$ 260,000	$ 120,000